Marketable debt securities - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	$ 211,514	$ 273,725
Financial liabilities at amortized cost	1,111,955	864,266
Total financial liabilities	1,644,023	1,299,114
Marketable debt securities
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	1,363	3,246
Financial liabilities at amortized cost	130,754	111,211
Total financial liabilities	132,117	114,457
Marketable debt securities | Mexican peso
Marketable debt securities
Total financial liabilities	76,242	89,233
Marketable debt securities | US dollar
Marketable debt securities
Total financial liabilities	55,875	25,224
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	34,544	37,823
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	55,076	18,849
Structured bank bonds
Marketable debt securities
Total financial liabilities	2,139	4,797
Promissory notes
Marketable debt securities
Total financial liabilities	16,924	23,314
Unsecured bonds
Marketable debt securities
Total financial liabilities	$ 23,434	$ 29,674